First Trust Switzerland AlphaDEX Fund Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended	167 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq AlphaDEX® Switzerland™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		30.86%	8.57%	9.89%
Nasdaq Switzerland™ Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		33.36%	8.02%	8.57%
MSCI Switzerland Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent			33.47%	8.08%	8.73%	9.07%
First Trust Switzerland AlphaDEX Fund
Prospectus [Line Items]
Average Annual Return, Percent			30.16%	8.18%	9.51%	9.54%
Performance Inception Date		Feb. 14, 2012
First Trust Switzerland AlphaDEX Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			29.18%	7.19%	8.58%	8.64%
First Trust Switzerland AlphaDEX Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			17.83%	5.92%	7.26%	7.46%

[1]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.